Summary of Significant Accounting Policies and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of net income (loss) per share of common stock
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$5,020	$74,050
Less: Company’s portion available to be withdrawn to pay taxes	(5,020)	(74,050)
Net income attributable	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	20,650,000	20,650,000
Basic and diluted net income per share, Class A common stock	$0.00	$0.00

Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(5,573,619)	$1,456,577
Net income allocable to Class A common stock	—	—
Net income (loss) attributable	$(5,573,619)	$1,456,577
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	5,162,500	5,162,500
Basic and diluted net income (loss) per share, Class B common stock	$(1.08)	$0.28